PRINCIPAL ACTIVITIES AND ORGANIZATION (Variable Interest Entity - Narrative) (Details) In Thousands, unless otherwise specified			12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Shareholders of Beijing Technology [Member] Loan Agreements [Member]	Dec. 31, 2014 Shareholders of Wanpu Century [Member] CNY	Dec. 31, 2014 Shareholders of FL Mobile [Member] CNY	Sep. 30, 2013 Wanpu Beijing [Member]	Dec. 31, 2014 Wanpu Beijing [Member] Wanpu Century [Member] USD ($)	Dec. 31, 2014 Wanpu Beijing [Member] Wanpu Century [Member] Exclusive Business Operation Agreement [Member]	Dec. 31, 2014 Wanpu Beijing [Member] Shareholders of Wanpu Century [Member] Equity Disposition Agreement [Member]	Dec. 31, 2014 NQ Beijing [Member] Beijing Technology [Member] USD ($)	Dec. 31, 2014 NQ Beijing [Member] Beijing Technology [Member] Exclusive Technical Consulting Services Agreement [Member]	Dec. 31, 2014 NQ Beijing [Member] Shareholders of Beijing Technology [Member] Equity Disposition Agreement [Member]	Dec. 31, 2014 NQ Beijing [Member] Shareholders of Beijing Technology [Member] Loan Agreements [Member] CNY	Jun. 06, 2012 Beijing Technology [Member] CNY	Jun. 05, 2012 Beijing Technology [Member] CNY	Dec. 31, 2014 The Company [Member] Shareholders of Beijing Technology [Member] Loan Agreements [Member] USD ($)	Jul. 31, 2014 FL Mobile Inc. [Member]	Dec. 31, 2014 FL Beijing [Member] FL Mobile [Member] USD ($)	Dec. 31, 2014 FL Beijing [Member] FL Mobile [Member] Exclusive Technical Consulting Services Agreement [Member]	Dec. 31, 2014 FL Beijing [Member] FL Mobile [Member] Equity Disposition Agreement [Member]
Variable Interest Entity [Line Items]
Equity interest of VIE owned by Group			100.00%			100.00%											100.00%
Aggregate retained earnings	$ (91,484)	$ (13,805)					$ 0			$ 4,924								$ 31,267
VIE Agreement, advanced notice period											30 days								30 days
VIE Agreement, effective period of agreement								10 years	10 years			10 years	10 years			10 years				10 years
Interest-free loans, amount													46,123
Interest loans, interest rate																6.00%
Interest loans, amount																250
Interest loans, extended amount				1,000	13,500
Registered capital														50,000	10,000